Income Taxes - Unrecognized Tax Benefit (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income Taxes
Unrecognized tax benefit	¥ 1,747		¥ 1,430	$ 274	$ 224	¥ 2,183	¥ 447
Unrecognized tax benefit net of deferred tax assets related to tax loss carry forwards	1,630		718	256		1,367
Unrecognized tax benefit, if ultimately recognized, will impact the effective tax rate	1,747			274
Interest expense in relation to unrecognized tax benefit	0	$ 0	0
Accumulated interest expenses in relation to unrecognized tax benefit	¥ 409		¥ 409	$ 64		¥ 409